FIDELITY
TARGET TIMELINE SM
FUNDS - 1999, 2001, 2003

SEMIANNUAL REPORT

JANUARY 31, 1999

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the funds have done over
                          time.

FUND TALK             15  The manager's review of the
                          funds' performance, strategy
                          and outlook.

TARGET TIMELINE 1999  18  Investment Changes

                      19  Investments

                      24  Financial Statements

TARGET TIMELINE 2001  28  Investment Changes

                      29  Investments

                      34  Financial Statements

TARGET TIMELINE 2003  38  Investment Changes

                      39  Investments

                      44  Financial Statements

NOTES                 48  Notes to the financial
                          statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

FIDELITY TARGET TIMELINE 1999

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1999

TARGET TIMELINE 1999           3.37%          6.00%        16.79%

LB Aggregate Bond              5.10%          8.08%        23.73%

U.S. Treasury Strips (8/15/99  3.33%          5.94%        16.60%
and 11/15/99)

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/99 and 11/15/99, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31,        PAST 1 YEAR  LIFE OF FUND
1999

TARGET TIMELINE 1999             6.00%        5.35%

LB Aggregate Bond                8.08%        7.40%

U.S. Treasury Strips (8/15/99    5.94%        5.29%
and 11/15/99)

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Target Timeline 1999        LB Aggregate Bond           Avg US TreasStrip 1999
             00379                       LB001                       F0092
  1996/02/08      10000.00                    10000.00                    10000.00
  1996/02/29       9843.43                     9838.79                     9854.02
  1996/03/31       9769.72                     9769.92                     9772.31
  1996/04/30       9723.18                     9715.21                     9719.40
  1996/05/31       9708.18                     9695.78                     9698.92
  1996/06/30       9814.54                     9825.70                     9801.69
  1996/07/31       9841.86                     9852.23                     9838.95
  1996/08/31       9849.03                     9835.48                     9846.73
  1996/09/30       9980.40                    10006.62                     9972.89
  1996/10/31      10147.46                    10228.77                    10138.67
  1996/11/30      10271.38                    10403.68                    10254.06
  1996/12/31      10218.33                    10306.92                    10216.80
  1997/01/31      10261.47                    10338.87                    10260.67
  1997/02/28      10277.69                    10364.72                    10275.66
  1997/03/31      10245.55                    10249.67                    10237.18
  1997/04/30      10340.73                    10403.42                    10334.51
  1997/05/31      10416.89                    10502.25                    10413.21
  1997/06/30      10502.40                    10627.23                    10491.90
  1997/07/31      10645.36                    10914.16                    10631.33
  1997/08/31      10644.63                    10821.39                    10629.48
  1997/09/30      10731.20                    10981.55                    10717.82
  1997/10/31      10820.68                    11140.78                    10806.15
  1997/11/30      10840.11                    11192.03                    10824.79
  1997/12/31      10906.08                    11305.07                    10898.70
  1998/01/31      11018.13                    11449.77                    11006.86
  1998/02/28      11032.85                    11440.61                    11014.65
  1998/03/31      11077.20                    11479.51                    11059.71
  1998/04/30      11131.38                    11539.21                    11117.36
  1998/05/31      11187.82                    11648.83                    11175.04
  1998/06/30      11241.97                    11747.84                    11230.90
  1998/07/31      11298.77                    11772.51                    11284.96
  1998/08/31      11394.20                    11964.40                    11394.97
  1998/09/30      11497.42                    12244.37                    11491.11
  1998/10/31      11542.74                    12179.48                    11547.59
  1998/11/30      11574.08                    12248.90                    11569.18
  1998/12/31      11620.41                    12285.65                    11616.65
  1999/01/29      11679.24                    12372.87                    11660.50
IMATRL PRASUN   SHR__CHT 19990131 19990211 145020 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 1999 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1999, the value of the investment would be $11,679 - a 16.79% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,373 - a 23.73% increase. If $10,000 was put in U.S. Treasury Strips (8/15/99 and 11/15/99), it would be valued at $11,660 - a 16.60% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,         FEBRUARY 8, 1996
                                                                              (COMMENCEMENT OF OPERATIONS)
                                                                              TO JULY 31,

                   1999                          1998                  1997   1996

Dividend returns   3.69%                         7.39%                 7.64%  3.12%

Capital returns    -0.32%                        -1.25%                0.52%  -4.70%

Total returns      3.37%                         6.14%                 8.16%  -1.58%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.78(cents)   34.47(cents)   68.41(cents)

Annualized dividend rate         7.22%         7.22%          7.22%

30-day annualized yield          4.94%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.43 over the past one month, $9.47 over the past six months and $9.48 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.06%.

FIDELITY TARGET TIMELINE 2001

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1999

TARGET TIMELINE 2001           4.54%          6.93%        19.49%

LB Aggregate Bond              5.10%          8.08%        23.73%

U.S. Treasury Strips (8/15/01  5.05%          7.55%        19.27%
and 11/15/01)

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31,        PAST 1 YEAR  LIFE OF FUND
1999

TARGET TIMELINE 2001             6.93%        6.15%

LB Aggregate Bond                8.08%        7.40%

U.S. Treasury Strips (8/15/01    7.55%        6.09%
and 11/15/01)

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Target Timeline 2001        Avg US TreasStrip 2001      LB Aggregate Bond
             00381                       F0093                       LB001
  1996/02/08      10000.00                    10000.00                    10000.00
  1996/02/29       9763.03                     9793.77                     9838.79
  1996/03/31       9659.03                     9644.16                     9769.92
  1996/04/30       9582.85                     9541.04                     9715.21
  1996/05/31       9558.77                     9502.61                     9695.78
  1996/06/30       9695.97                     9643.50                     9825.70
  1996/07/31       9711.59                     9646.86                     9852.23
  1996/08/31       9687.10                     9625.31                     9835.48
  1996/09/30       9868.61                     9810.59                    10006.62
  1996/10/31      10105.68                    10048.52                    10228.77
  1996/11/30      10290.56                    10225.78                    10403.68
  1996/12/31      10162.27                    10090.29                    10306.92
  1997/01/31      10193.78                    10132.73                    10338.87
  1997/02/28      10199.18                    10123.94                    10364.72
  1997/03/31      10092.01                    10008.01                    10249.67
  1997/04/30      10241.62                    10144.85                    10403.42
  1997/05/31      10328.56                    10236.50                    10502.25
  1997/06/30      10435.11                    10332.84                    10627.23
  1997/07/31      10708.33                    10598.38                    10914.16
  1997/08/31      10615.90                    10508.74                    10821.39
  1997/09/30      10755.43                    10650.93                    10981.55
  1997/10/31      10886.16                    10800.54                    11140.78
  1997/11/30      10890.55                    10803.23                    11192.03
  1997/12/31      10998.62                    10907.70                    11305.07
  1998/01/31      11174.41                    11089.66                    11449.77
  1998/02/28      11138.91                    11053.93                    11440.61
  1998/03/31      11178.45                    11084.93                    11479.51
  1998/04/30      11227.63                    11136.81                    11539.21
  1998/05/31      11314.08                    11224.42                    11648.83
  1998/06/30      11387.71                    11297.19                    11747.84
  1998/07/31      11429.77                    11353.77                    11772.51
  1998/08/31      11566.81                    11610.55                    11964.40
  1998/09/30      11833.07                    11845.80                    12244.37
  1998/10/31      11814.33                    11903.04                    12179.48
  1998/11/30      11817.68                    11848.44                    12248.90
  1998/12/31      11883.11                    11882.81                    12285.65
  1999/01/29      11948.70                    11926.63                    12372.87
IMATRL PRASUN   SHR__CHT 19990131 19990212 143058 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1999, the value of the investment would be $11,949 - a 19.49% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,373 - a 23.73% increase. If $10,000 was put in U.S. Treasury Strips (8/15/01 and 11/15/01), it would be valued at $11,927 - a 19.27% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,          FEBRUARY 8, 1996
                                                                               (COMMENCEMENT OF OPERATIONS)
                                                                               TO JULY 31,

                   1999                          1998                  1997    1996

Dividend returns   3.40%                         6.95%                 7.71%   3.12%

Capital returns    1.14%                         -0.21%                 2.55%  -6.00%

Total returns      4.54%                         6.74%                 10.26%  -2.88%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.37(cents)   32.29(cents)   64.08(cents)

Annualized dividend rate         6.51%         6.58%          6.61%

30-day annualized yield          5.21%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.71 over the past one month, $9.73 over the past six months and $9.69 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.41%.

FIDELITY TARGET TIMELINE 2003

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31,      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1999

TARGET TIMELINE 2003           5.60%          8.33%        21.89%

LB Aggregate Bond              5.10%          8.08%        23.73%

U.S. Treasury Strips (8/15/03  7.26%          9.77%        23.56%
and 11/15/03)

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31,        PAST 1 YEAR  LIFE OF FUND
1999

TARGET TIMELINE 2003             8.33%        6.86%

LB Aggregate Bond                8.08%        7.40%

U.S. Treasury Strips (8/15/03    9.77%        7.36%
and 11/15/03)

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Target Timeline 2003        LB Aggregate Bond           Avg US TreasStrip 2003
             00383                       LB001                       F0094
  1996/02/08      10000.00                    10000.00                    10000.00
  1996/02/29       9693.93                     9838.79                     9708.73
  1996/03/31       9591.28                     9769.92                     9547.53
  1996/04/30       9453.76                     9715.21                     9389.28
  1996/05/31       9397.89                     9695.78                     9332.02
  1996/06/30       9543.44                     9825.70                     9500.15
  1996/07/31       9546.95                     9852.23                     9506.25
  1996/08/31       9499.53                     9835.48                     9458.85
  1996/09/30       9710.09                    10006.62                     9672.82
  1996/10/31       9996.20                    10228.77                     9990.76
  1996/11/30      10250.02                    10403.68                    10224.62
  1996/12/31      10063.50                    10306.92                    10045.81
  1997/01/31      10067.43                    10338.87                    10049.62
  1997/02/28      10076.73                    10364.72                    10059.55
  1997/03/31       9908.59                    10249.67                     9860.12
  1997/04/30      10083.36                    10403.42                    10032.03
  1997/05/31      10173.92                    10502.25                    10155.86
  1997/06/30      10318.60                    10627.23                    10276.60
  1997/07/31      10686.53                    10914.16                    10641.95
  1997/08/31      10537.32                    10821.39                    10487.54
  1997/09/30      10729.76                    10981.55                    10674.78
  1997/10/31      10925.09                    11140.78                    10878.10
  1997/11/30      10951.69                    11192.03                    10894.91
  1997/12/31      11083.92                    11305.07                    11030.18
  1998/01/31      11251.45                    11449.77                    11256.41
  1998/02/28      11231.70                    11440.61                    11186.85
  1998/03/31      11264.21                    11479.51                    11213.62
  1998/04/30      11317.47                    11539.21                    11270.93
  1998/05/31      11419.40                    11648.83                    11376.38
  1998/06/30      11519.78                    11747.84                    11486.42
  1998/07/31      11541.62                    11772.51                    11520.01
  1998/08/31      11705.74                    11964.40                    11934.30
  1998/09/30      12096.03                    12244.37                    12302.67
  1998/10/31      12009.27                    12179.48                    12298.77
  1998/11/30      12028.63                    12248.90                    12227.72
  1998/12/31      12105.52                    12285.65                    12275.11
  1999/01/29      12188.53                    12372.87                    12356.19
IMATRL PRASUN   SHR__CHT 19990131 19990211 150825 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1999, the value of the investment would be $12,189 - a 21.89% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,373 - a 23.73% increase. If $10,000 was put in U.S. Treasury Strips (8/15/03 and 11/15/03), it would be valued at $12,356 - a 23.56% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,          FEBRUARY 8, 1996
                                                                               (COMMENCEMENT OF OPERATIONS)
                                                                               TO JULY 31,

                   1999                          1998                  1997    1996

Dividend returns   3.64%                         7.17%                 7.29%   3.07%

Capital returns    1.96%                         0.83%                  4.65%  -7.60%

Total returns      5.60%                         8.00%                 11.94%  -4.53%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.78(cents)   34.95(cents)   68.86(cents)

Annualized dividend rate         6.91%         7.02%          7.01%

30-day annualized yield          5.19%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.85 over the past one month, $9.88 over the past six months and $9.82 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.59%.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

Like the U.S. equity markets, taxable
fixed-income spread sectors
experienced their share of volatility
during the six-month period ending
January 31, 1999. For the period,
the Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable investment-grade bond
market - returned 5.10%. Overall,
U.S. Treasuries posted the strongest
performance, as investors shunned
credit risk in a flight-to-quality from
economic and financial instability in
Asia and Russia. This caused a
dramatic widening in yield spreads
and, coupled with significant
hedge-fund liquidations in October,
contributed to a major reduction in
liquidity among spread sectors,
placing further pressure on yield
spreads. During the six-month
period, the Lehman Brothers
Treasury Index returned 6.04%. In the
last three months of the period,
however, other fixed-income spread
sectors - agencies, corporate bonds,
mortgage and asset-backed
securities - outperformed
comparable duration Treasuries, as
investors capitalized on historically
attractive yield spread levels. This
narrowing of yield spreads was
spurred by the Federal Reserve Board's
three cuts in key interest rates, which
helped boost market confidence and
restore some measure of liquidity to
the fixed-income markets. The
Lehman Brothers Corporate Bond Index
returned 5.38% for the six-month
period, while the Lehman Brothers
Mortgage Backed Securities Index
return was 3.67%.

(photograph of Ford O'Neil)

An interview with Ford O'Neil, Portfolio Manager of Fidelity Target Timeline Funds 1999, 2001 and 2003

Q. HOW DID THE FUNDS PERFORM, FORD?

A. For the six-month period that ended January 31, 1999, Target Timeline 1999, 2001 and 2003 had total returns 3.37%, 4.54% and 5.60%, respectively. For the same period, U.S. Treasury Strips maturing at approximately the same times as the funds (August and November 1999, 2001 and 2003) averaged 3.33%, 5.05% and 7.26%, respectively. The Lehman Brothers Aggregate Bond Index had a six-month return of 5.10%. For the 12-month period that ended January 31, 1999, Target Timeline 1999, 2001 and 2003 returned 6.00%, 6.93% and 8.33%, respectively. The
U.S. Treasury Strips had respective returns of 5.94%, 7.55% and 9.77% during the 12-month period, while the Lehman Brothers Aggregate Bond Index returned 8.08%.

Q. CAN YOU START BY REVIEWING THE FUNDS' GOALS AND HOW THEY ARE
MANAGED?

A. Sure. Each fund is structured so that its interest-rate sensitivity, and therefore return patterns, will closely resemble that of a zero coupon bond. A "zero," as it is known, is a security that doesn't make periodic interest payments as most bonds do. Rather, a zero is sold at a discount to what its value will be at maturity. The average rate of return for a zero will approximate its yield at the time of purchase when it is held to maturity. Likewise, Target Timeline funds are managed so that their average rate of return is approximately the yield of the Target Timeline portfolios at the time of purchase. My goal is to generate a predictable return - generated over each fund's lifetime, not on a year-by-year basis - for investors who hold their fund shares until maturity and reinvest all distributions.

Q. HOW DO YOU GAUGE THE FUNDS' PERFORMANCE RELATIVE TO THE LEHMAN
BROTHERS AGGREGATE BOND INDEX?

A. The investment objective of the funds is to control interest-rate sensitivity over each fund's maturity date. Each fund's duration - or interest-rate sensitivity - is managed to decline over time as the funds approach their maturity dates. The Lehman Brothers Aggregate Bond Index, on the other hand, is an indication of the performance of the overall investment-grade bond market, which by design is rebalanced monthly to include securities with more than one year to maturity. That's why, over time, the funds' duration characteristics and return patterns may not resemble the Lehman Brothers Aggregate Bond Index.

Q. HOW DID CORPORATE BONDS - WHICH MADE UP THE BULK OF ALL THREE FUNDS
- FARE OVER THE PAST SIX MONTHS?

A. It was a tough period for corporate bonds, although their recent performance has improved. Early in the period, investors from around the world became increasingly worried that economic and fiscal challenges in Asia, Latin America and Russia would curtail U.S. corporate earnings. What ensued from those growing concerns was a global "flight to quality" in which the only type of bond that did particularly well was U.S. Treasuries, the traditional haven from global uncertainty. Corporate bonds also posted gains, although they weren't able to keep pace with Treasuries. Corporate bonds performed better than Treasuries as interest rates rose during the past three and one-half months or so on news that the U.S. economy was growing at a much quicker-than-expected pace and corporate earnings were solid as a result. Even after factoring in their recent comeback, however, corporate bonds generally weren't able to recoup all the underperformance - relative to Treasuries - they incurred in the summer and early fall. Longer-duration corporate bonds performed the worst, which explains why the Target Timeline 2003 fund lagged its relevant U.S. Treasury Strip by a much bigger margin than the Target Timeline 2001 fund.

Q. WHAT'S YOUR OUTLOOK?

A. The U.S. has been an economic oasis, posting strong growth even while Asia and Latin America suffer recessions and Europe shows signs of a slowdown. Given the ongoing economic strength here at home, I'm satisfied for now with the fund's emphasis on corporate bonds, which I feel represent a good value relative to other segments of the fixed-income markets.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: definable return over
the life of the funds by
investing mainly in
investment-grade quality debt
securities whose average
duration is approximately
equal to each fund's maturity

FUND NUMBER: 379 (1999),
381 (2001), 383 (2003)

TRADING SYMBOL: FTTAX
(1999), FTTBX (2001), FTARX
(2003)

START DATE: February 8, 1996

SIZE: as of January 31,
1999, more than $14 million,
1999 fund; more than $15
million, 2001 fund; more
than $24 million, 2003 fund

MANAGER: Ford O'Neil, since
July 1998; manager, various
Fidelity and Spartan
government and mortgage
funds; joined Fidelity in 1990

FORD O'NEIL ON HIS
INVESTMENT STRATEGY:

"In managing Target Timeline funds,
I use an investment technique
known as `horizon immunization.'
The strategy offsets two
countervailing risks -
reinvestment risk and price risk.
Here's how it works: The funds'
predicted range of returns is based
on their yield-to-maturity - a
calculation that assumes that all
income received for the funds'
bond holdings will be reinvested at
the yield-to-maturity rate. In theory,
at least, that strategy works out
well. In practice, however, falling
interest rates usually mean that
the income stream from the funds'
holdings must be reinvested at low
prevailing rates. On the other hand,
lower interest rates cause the value
of the underlying securities to
increase. The goal of horizon
immunization is to identify a
combination of securities so that
these reinvestment and price risks
offset one another over the life of
the investment."

FIDELITY TARGET TIMELINE 1999

INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF
JANUARY 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             18.1                     16.0

Aa                              8.8                      6.0

A                               49.8                     55.2

Baa                             18.2                     21.7


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING ATTHE TIME OF
ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 1999

                                    6 MONTHS AGO

Years                          0.8   1.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1999

                                       6 MONTHS AGO

Years                             0.7   1.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Row: 1, Col: 1, Value: 71.3
Row: 1, Col: 2, Value: 12.7
Row: 1, Col: 3, Value: 6.1
Row: 1, Col: 4, Value: 4.8
Row: 1, Col: 5, Value: 5.1
Corporate bonds 71.3%
U.S. government
and agency
obligations 12.7%
Foreign government
obligations 6.1%
Other 4.8%
Short-term
investments 5.1%
* FOREIGN INVESTMENTS 18.9%

AS OF JULY 31, 1998 **
Row: 1, Col: 1, Value: 73.5
Row: 1, Col: 2, Value: 13.7
Row: 1, Col: 3, Value: 4.8
Row: 1, Col: 4, Value: 6.4
Row: 1, Col: 5, Value: 1.6
Corporate bonds 74.0%
U.S. government
and agency
obligations 13.7%
Foreign government
obligations 4.8%
Other 6.4%
Short-term
investments 1.1%
** FOREIGN INVESTMENTS 17.1%

FIDELITY TARGET TIMELINE 1999

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 71.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

DURABLES - 0.7%

CONSUMER ELECTRONICS - 0.7%

Black & Decker Corp. 6.625%       Baa2      $ 100,000                     $ 101,650
11/15/00

ENERGY - 4.4%

OIL & GAS - 4.4%

Burlington Resources, Inc.        A3         246,000                       247,151
7.15% 5/1/99

Occidental Petroleum Corp.        Baa3       101,000                       101,005
6.25% 11/8/00

Texas Eastern Transmission        A2         220,000                       238,229
Corp.  10.375% 11/15/00

                                                                           586,385

FINANCE - 51.0%

BANKS - 34.7%

Banco LatinAmericano de           Baa2       350,000                       353,731
Exporaciones SA 7% 9/24/99
(b)

Bank of Nova Scotia 9% 10/1/99    A1         500,000                       512,095

Bank South Corp. 10.2% 6/1/99     Aa3        200,000                       203,196

BanPonce Corp. 6.378% 4/8/99      A3         150,000                       150,245

Chase Manhattan Corp. 10%         A1         253,000                       257,384
6/15/99

Citicorp 9.75% 8/1/99             A1         225,000                       229,921

First Hawaiian, Inc. 6.25%        A3         165,000                       165,317
8/15/00

First Interstate Bancorp          A1         362,000                       364,067
8.625% 4/1/99

First Security Corp. 7.875%       A3         450,000                       458,438
10/15/99

Florida National Banks, Inc.      A2         376,000                       380,963
9.875% 5/15/99

Kansallis-Osake-Pankki yankee     A2         250,000                       254,008
 6.375% 8/15/00

KeyCorp. 7.43% 3/28/00            A1         150,000                       153,452

Midlantic Corp. 9.25% 9/1/99      A2         318,000                       325,244

Republic of New York Corp.        A2         125,000                       134,278
9.75% 12/1/00

Shawmut National Corp. 8.625%     A3         497,000                       511,110
12/15/99

St. George Bank Ltd. yankee       A3         200,000                       200,530
6.875% 4/1/99 (b)

                                                                           4,653,979

CREDIT & OTHER FINANCE - 11.8%

Aristar, Inc. 7.5% 7/1/99         Baa1       549,000                       554,045

Beneficial Corp. 10.1%            A2         75,000                        80,874
11/27/00

Chrysler Financial Co. LLC        A2         383,000                       396,673
9.5% 12/15/99

Greyhound Financial Corp.         Baa1       165,000                       167,219
6.65% 1/19/00

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Heller Financial, Inc. 7.875%     A3        $ 275,000                     $ 279,268
11/1/99

Southwestern Bell Capital         A2         100,000                       101,619
Corp.  6.75% 2/1/00

                                                                           1,579,698

INSURANCE - 4.5%

SunAmerica, Inc. 6.2% 10/31/99    Aaa        400,000                       402,832

Travelers Property Casualty       A2         205,000                       206,843
Corp.  6.75% 9/1/99

                                                                           609,675

TOTAL FINANCE                                                              6,843,352

MEDIA & LEISURE - 5.5%

BROADCASTING - 2.3%

TCI Communications, Inc.          Baa3       300,000                       302,316
7.25% 6/15/99

ENTERTAINMENT - 1.7%

Disney (Walt) Co. 6.25%           A2         225,000                       225,691
6/21/99

PUBLISHING - 1.5%

News America Holdings, Inc.       Baa3       200,000                       204,408
7.45% 6/1/00

TOTAL MEDIA & LEISURE                                                      732,415

NONDURABLES - 2.1%

TOBACCO - 2.1%

Philip Morris Companies, Inc.     A2         270,000                       280,225
9.25% 2/15/00

RETAIL & WHOLESALE - 2.7%

GENERAL MERCHANDISE STORES -
2.7%

Dayton Hudson Corp. 10%           A3         340,000                       367,309
12/1/00

TRANSPORTATION - 2.6%

AIR TRANSPORTATION - 1.7%

Delta Air Lines, Inc. 9.875%      Baa3       215,000                       224,591
5/15/00

RAILROADS - 0.9%

Burlington Northern, Inc.         Baa2       125,000                       125,690
7.4% 5/15/99

TOTAL TRANSPORTATION                                                       350,281

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

UTILITIES - 2.3%

GAS - 2.3%

Sonat, Inc. 9.5% 8/15/99          Baa1      $ 300,000                     $ 306,786

TOTAL NONCONVERTIBLE BONDS                                                 9,568,403
(Cost $9,769,480)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 12.7%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.6%

Financing Corp. stripped          Aaa        311,000                       302,976
principal 0% 8/8/99

State of Israel (guaranteed       Aaa        175,000                       178,755
by U.S. Government through
Agency for International
Development) 7.75% 11/15/99

TOTAL U.S. GOVERNMENT AGENCY                                               481,731
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
9.1%

U.S. Treasury Notes:

6% 8/15/99                        Aaa        780,000                       785,606

8.5% 2/15/00                      Aaa        425,000                       441,337

TOTAL U.S. TREASURY                                                        1,226,943
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                  1,708,674
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,691,017)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 6.1%



Export Development Corp.          Aa2        500,000                       508,290
yankee  8.125% 8/10/99 (c)

Manitoba Province 7.93%           A1         150,000                       154,245
2/15/00 (c)

Ontario Province euro global      Aa3        150,000                       152,015
6.125% 6/28/00 (c)

TOTAL FOREIGN GOVERNMENT AND                                               814,550
GOVERNMENT AGENCY OBLIGATIONS
(Cost $832,795)

SUPRANATIONAL OBLIGATIONS -
4.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

African Development Bank 9.3%     Aa1       $ 300,000                     $ 316,323
7/1/00

European Investment Bank          Aaa        300,000                       324,459
10.125% 10/1/00

TOTAL SUPRANATIONAL OBLIGATIONS                                             640,782
(Cost $659,154)

CERTIFICATES OF DEPOSIT - 1.9%



First National Bank of                       250,000                       251,061
Maryland  6.05% 10/28/99
(Cost $249,613)

CASH EQUIVALENTS - 3.2%

                                             MATURITY AMOUNT

Investments in repurchase                     $ 434,175                       434,000
agreements  (U.S. Government
obligations), in a joint
trading  account at 4.83%,
dated 1/29/99 due 2/1/99
(Cost $434,000)

TOTAL INVESTMENT IN                                                            $ 13,417,470
SECURITIES - 100%
(Cost $13,636,059)


LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $554,261 or 3.9% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows:

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   76.7%  AAA, AA, A   71.0%

Baa          18.2%  BBB          23.9%

Ba           0.0%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    81.1%

Canada                      9.9

Multi-National              7.5

Australia                     1.5

TOTAL                       100.0%

Purchases and sales of securities, other than short-term securities, aggregated $357,340 and $1,083,246, respectively, of which U.S.
government and government agency obligations aggregated $0 and $205,375, respectively (see Note 3 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $13,636,378. Net unrealized depreciation aggregated $218,908, of which $39,453 related to appreciated investment securities and $258,361 related to depreciated investment securities.

At July 31, 1998, the fund had a capital loss carryforward of approximately $86,000 of which $44,000 and $42,000 will expire on July 31, 2005 and 2006, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 1999 approximately $25,000 of losses recognized during the period
November 1, 1997 to July 31, 1998.

FIDELITY TARGET TIMELINE 1999

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 13,417,470
value (including repurchase
agreements of $434,000)
(cost $13,636,059) -  See
accompanying schedule

Cash                                       515

Receivable for investments                 369,089
sold

Receivable for fund shares                 3,616
sold

Interest receivable                        292,953

Receivable from investment                 11,125
adviser for expense
reductions

 TOTAL ASSETS                              14,094,768

LIABILITIES

Payable for fund shares         $ 23,382
redeemed

Distributions payable            6,470

Other payables and accrued       19,215
expenses

 TOTAL LIABILITIES                         49,067

NET ASSETS                                $ 14,045,701

Net Assets consist of:

Paid in capital                           $ 14,389,410

Undistributed net investment               5,060
income

Accumulated undistributed net              (130,180)
realized gain (loss)  on
investments

Net unrealized appreciation                (218,589)
(depreciation) on investments

NET ASSETS, for 1,489,902                 $ 14,045,701
shares outstanding

NET ASSET VALUE, offering                  $9.43
price and redemption price
per share ($14,045,701
(divided by) 1,489,902
shares)

STATEMENT OF OPERATIONS
                                       SIX MONTHS ENDED JANUARY 31,
                                       1999 (UNAUDITED)

INVESTMENT INCOME                         $ 547,227
Interest

EXPENSES

Management fee                 $ 31,267

Transfer agent fees             12,988

Accounting fees and expenses    30,024

Non-interested trustees'        31
compensation

Custodian fees and expenses     1,145

Registration fees               12,599

Audit                           16,903

Legal                           1,301

Miscellaneous                   42

 Total expenses before          106,300
reductions

 Expense reductions             (80,955)   25,345

NET INVESTMENT INCOME                      521,882

REALIZED AND UNREALIZED GAIN               (18,834)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (36,823)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (55,657)

NET INCREASE (DECREASE) IN                $ 466,225
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian              $ 105
credits

 FMR reimbursement                         80,850

                                          $ 80,955

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 521,882                     $ 948,087
income

 Net realized gain (loss)         (18,834)                      (24,050)

 Change in net unrealized         (36,823)                      (139,051)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       466,225                       784,986
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (524,934)                     (947,475)
from net investment income

Share transactions Net            1,430,117                     4,112,241
proceeds from sales of shares

 Reinvestment of distributions    479,198                       931,263

 Cost of shares redeemed          (2,011,854)                   (2,871,463)

 NET INCREASE (DECREASE) IN       (102,539)                     2,172,041
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   170                           388

  TOTAL INCREASE (DECREASE)       (161,078)                     2,009,940
IN NET ASSETS

NET ASSETS

 Beginning of period              14,206,779                    12,196,839

 End of period (including        $ 14,045,701                  $ 14,206,779
undistributed net investment
income of $5,060 and $8,112,
respectively)

OTHER INFORMATION
Shares

 Sold                             150,846                       432,026

 Issued in reinvestment of        50,610                        97,918
distributions

 Redeemed                         (212,563)                     (301,519)

 Net increase (decrease)          (11,107)                      228,425


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 1999

                                 (UNAUDITED)                   1998                  1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.460                       $ 9.580               $ 9.530   $ 10.000
period

Income from Investment            .343 D                        .687 D                .724 D    .310
Operations Net investment
income

 Net realized and unrealized      (.028)                        (.118)                .027      (.470)
gain (loss)

 Total from investment            .315                          .569                  .751      (.160)
operations

Less Distributions

 From net investment income       (.345)                        (.689)                (.702)    (.310)

Redemption fees added to paid     .000                          .000                  .001      .000
in capital

Net asset value, end of period   $ 9.430                       $ 9.460               $ 9.580   $ 9.530

TOTAL RETURN B, C                 3.37%                         6.14%                 8.16%     (1.58)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,046                      $ 14,207              $ 12,197  $ 7,322
(000 omitted)

Ratio of expenses to average      .35% A, E                     .35% E                .35% E    .35% A, E
net assets

Ratio of expenses to average      .35% A                        .35%                  .34% F    .34% A, F
net assets  after expense
reductions

Ratio of net investment           7.18% A                       7.24%                 7.38%     6.88% A
income to average net assets

Portfolio turnover rate           5% A                          43%                   80%       118% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.

FIDELITY TARGET TIMELINE 2001

INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF
JANUARY 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             17.8                     25.1

Aa                              19.8                     10.6

A                               32.8                     38.6

Baa                             26.5                     24.1

Ba and Below                    1.0                      0.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 1999

                                    6 MONTHS AGO

Years                          3.1   3.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 1999

                                       6 MONTHS AGO

Years                             2.7   3.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Row: 1, Col: 1, Value: 68.0
Row: 1, Col: 2, Value: 15.8
Row: 1, Col: 3, Value: 11.5
Row: 1, Col: 4, Value: 2.6
Row: 1, Col: 5, Value: 2.1
Corporate bonds 68.0%
U.S. government
and agency
obligations 15.8%
Foreign government
obligations 11.5%
Other 2.6%
Short-term
investments 2.1%
* FOREIGN INVESTMENTS 21.7%

AS OF JULY 31, 1998 **
Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 22.5
Row: 1, Col: 3, Value: 13.6
Row: 1, Col: 4, Value: 3.1
Row: 1, Col: 5, Value: 1.8
Corporate bonds 59.0%
U.S. government
and agency
obligations 22.7%
Foreign government
obligations 13.6%
Other 3.1%
Short-term
investments 1.6%
** FOREIGN INVESTMENTS 24.7%

FIDELITY TARGET TIMELINE 2001

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 68.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

BASIC INDUSTRIES - 1.6%

CHEMICALS & PLASTICS - 1.6%

Monsanto Co. 5.375% 12/1/01       A2        $ 250,000                      $ 248,878
(b)

CONSTRUCTION & REAL ESTATE -
1.0%

REAL ESTATE INVESTMENT TRUSTS
- 1.0%

EOP Operating LP 6.375%           Baa1       150,000                        149,850
1/15/02

ENERGY - 1.3%

OIL & GAS - 1.3%

Petro-Canada, Inc. yankee         A3         190,000                        201,562
8.6% 10/15/01

FINANCE - 43.2%

BANKS - 29.4%

Bank of New York Co., Inc.        A2         136,000                        146,488
7.875% 11/15/02

BankAmerica Corp. 7.5%            Aa3        25,000                         26,584
10/15/02

BanPonce Financial Corp. 7.3%     A3         400,000                        410,452
6/5/02

Barclays Bank PLC yankee          A1         100,000                        100,627
5.95% 7/15/01

Barnett Banks, Inc. 9.83%         A2         160,000                        188,648
5/30/03

Boatmens Bancshares, Inc.         Aa3        206,000                        225,813
9.25% 11/1/01

Capital One Bank 6.28% 2/20/01    Baa3       150,000                        148,230

Central Fidelity Banks, Inc.      A1         200,000                        218,582
8.15% 11/15/02

Citicorp 5.625% 2/15/01           Aa3        300,000                        301,674

Huntington Bancshares, Inc.       Baa1       100,000                        107,504
7.875% 11/15/02

Integra Financial Corp. 8.5%      A2         350,000                        377,864
5/15/02

Kansallis-Osake-Pankki, 10%       A3         355,000                        399,048
5/1/02

Korea Development Bank 7.125%     Ba2        160,000                        156,840
9/17/01

Mellon Financial Co. 9.25%        A3         200,000                        217,982
8/15/01

NationsBank Corp. 5.75%           Aa2        200,000                        201,362
3/15/01

Skandinaviska Enskilda Banken     A3         300,000                        322,353
yankee  8.45% 5/15/02

Society National Bank 7.85%       A1         300,000                        324,681
11/1/02

Summit Bancorp 8.625% 12/10/02    BBB+       250,000                        277,240

US Bank NA 5.25% 6/4/03           Aa3        250,000                        251,390

Wells Fargo & Co. 6.875%          A1         160,000                        167,534
4/15/03

                                                                            4,570,896

CREDIT & OTHER FINANCE - 8.5%

Aristar, Inc. 7.75% 6/15/01       A3         200,000                        208,612

Associates Corp. of North         Aa3        250,000                        252,758
America 5.875% 7/15/02

Countrywide Funding Corp.         Baa1       250,000                        268,505
8.25% 7/15/02

Finova Capital Corp. 7.125%       Baa1       174,000                        180,337
5/1/02

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Ford Motor Credit Co. 5.125%      A1        $ 200,000                      $ 198,960
10/15/01

Greyhound Financial Corp.         Baa1       100,000                        108,125
7.82% 1/27/03

Southwestern Bell Capital         A2         100,000                        106,476
Corp. 7.36% 5/1/02

                                                                            1,323,773

INSURANCE - 1.3%

Sun America, Inc. 6.58%           Baa1       200,000                        206,036
1/15/02

SAVINGS & LOANS - 2.4%

Great Western Financial Corp.     A3         100,000                        107,679
8.6% 2/1/02

Long Island Savings Bank FSB      Baa3       250,000                        256,430
7% 6/13/02

                                                                            364,109

SECURITIES INDUSTRY - 1.6%

Merrill Lynch & Co., Inc.         Aa3        250,000                        250,938
5.71% 1/15/02

TOTAL FINANCE                                                               6,715,752

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

Tyco International Group SA       Baa1       250,000                        253,625
yankee 6.125% 6/15/01

NONDURABLES - 1.6%

BEVERAGES - 1.6%

Seagram J E & Sons, Inc.          Baa3       250,000                        251,875
6.25% 12/15/01

RETAIL & WHOLESALE - 7.3%

GENERAL MERCHANDISE STORES -
7.3%

Dayton Hudson Corp.:

6.4% 2/15/03                      A3         245,000                        253,818

9.75% 7/1/02                      A3         75,000                         84,914

Federated Department Stores,      Baa2       400,000                        431,924
Inc.  8.125% 10/15/02

Penney (J.C.) Co., Inc. 7.25%     A2         350,000                        363,965
4/1/02

                                                                            1,134,621

TRANSPORTATION - 2.1%

AIR TRANSPORTATION - 2.1%

Delta Air Lines, Inc. 8.5%        Baa3       311,000                        329,918
3/15/02

UTILITIES - 8.3%

ELECTRIC UTILITY - 2.8%

Niagara Mohawk Power Corp.        Baa3       115,000                        118,236
6.875% 3/1/01

Philadelphia Electric Co.         Baa1       295,000                        311,552
7.125% 9/1/02

                                                                            429,788

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTILITIES - CONTINUED

GAS - 4.2%

Columbia Gas System, Inc.         A3        $ 150,000                      $ 155,457
6.61% 11/28/02

Enron Corp. 9.875% 6/15/03        Baa2       210,000                        242,149

Southwest Gas Corp. 9.75%         Baa2       225,000                        250,965
6/15/02

                                                                            648,571

TELEPHONE SERVICES - 1.3%

GTE Corp. 9.1% 6/1/03             Baa1       95,000                         108,596

MCI WorldCom, Inc. 6.125%         Baa2       100,000                        101,762
8/15/01

                                                                            210,358

TOTAL UTILITIES                                                             1,288,717

TOTAL NONCONVERTIBLE BONDS                                                  10,574,798
(Cost $10,533,829)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 15.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.7%

Financing Corp. stripped          Aaa        300,000                        268,002
principal 0% 5/2/01

U.S. TREASURY OBLIGATIONS -
14.1%

U.S. Treasury Notes 7.875%        Aaa        2,030,000                      2,185,112
8/15/01

TOTAL U.S. GOVERNMENT AND                                                   2,453,114
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,409,049)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 11.5%



Canadian Government 6.125%        Aa2        400,000                        412,800
7/15/02 (c)

Irish Republic:

yankee 8.625% 4/15/01 (c)         Aaa        85,000                         90,837

7.64% 1/2/02 (c)                  Aaa        210,000                        222,795

Manitoba Province yankee 8%       Aa3        400,000                        433,616
4/15/02 (c)

Nova Scotia Province yankee       A3         275,000                        310,767
9.375%  7/15/02 (c)

Ontario Province yankee           Aa3        150,000                        161,664
7.375% 1/27/03 (c)

Swedish Kingdom yankee 0%,        Aa2        174,000                        154,488
4/1/01 (c)

TOTAL FOREIGN GOVERNMENT AND                                                1,786,967
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,750,018)

SUPRANATIONAL OBLIGATIONS -
2.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

African Development Bank          Aa1       $ 375,000                      $ 402,746
yankee  7.7% 7/15/02 (Cost
$390,137)

CASH EQUIVALENTS - 2.1%

                                             MATURITY AMOUNT

Investments in repurchase                    $ 329,133                       329,000
agreements  (U.S. Government
obligations), in a joint
trading  account at 4.83%,
dated 1/29/99 due 2/1/99
(Cost $329,000)

TOTAL INVESTMENT IN                                                           $ 15,546,625
SECURITIES - 100%
(Cost $15,412,033)


LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investor Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $248,878 or 1.6% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows:

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   70.4%  AAA, AA, A   71.3%

Baa          24.7%  BBB          26.6%

Ba           1.0%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    78.3%

Canada                      9.8

Sweden                      3.1

Multi-National              2.6

Finland                     2.6

Ireland                     2.0

Korea (South)               1.0

Others (individually less     0.6
than 1%)

TOTAL                       100.0%

Purchases and sales of securities, other than short-term securities, aggregated $3,548,142 and $1,138,995, respectively, of which U.S. government and government agency obligations aggregated $325,031 and $833,970, respectively (see Note 3 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $15,412,033. Net unrealized appreciation aggregated $134,592, of which $195,780 related to appreciated investment securities and $61,188 related to depreciated investment securities.

At July 31, 1998, the fund had a capital loss carryforward of approximately $26,000, all of which will expire on July 31, 2005.

FIDELITY TARGET TIMELINE 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                      JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 15,546,625
value (including repurchase
agreements of $329,000)
(cost $15,412,033) -  See
accompanying schedule

Cash                                      375

Receivable for fund shares                4,718
sold

Interest receivable                       281,574

Receivable from investment                9,333
adviser for expense
reductions

 TOTAL ASSETS                             15,842,625

LIABILITIES

Payable for fund shares         $ 205
redeemed

Distributions payable            3,813

Other payables and accrued       19,496
expenses

 TOTAL LIABILITIES                        23,514

NET ASSETS                               $ 15,819,111

Net Assets consist of:

Paid in capital                          $ 15,689,194

Undistributed net investment              3,724
income

Accumulated undistributed net             (8,399)
realized gain (loss)  on
investments

Net unrealized appreciation               134,592
(depreciation) on investments

NET ASSETS, for 1,625,206                $ 15,819,111
shares outstanding

NET ASSET VALUE, offering                 $9.73
price and redemption price
per share ($15,819,111
(divided by) 1,625,206
shares)

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED JANUARY 31,
                                 1999 (UNAUDITED)

INVESTMENT INCOME                         $ 502,551
Interest

EXPENSES

Management fee                 $ 31,229

Transfer agent fees             12,851

Accounting fees and expenses    30,023

Non-interested trustees'        26
compensation

Custodian fees and expenses     1,106

Registration fees               12,217

Audit                           15,296

Legal                           1,203

Miscellaneous                   38

 Total expenses before          103,989
reductions

 Expense reductions             (78,583)   25,406

NET INVESTMENT INCOME                      477,145

REALIZED AND UNREALIZED GAIN               17,534
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   130,291
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            147,825

NET INCREASE (DECREASE) IN                $ 624,970
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian              $ 13
credits

 FMR reimbursement                         78,570

                                          $ 78,583

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JANUARY 31,  YEAR ENDED  JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 477,145                     $ 789,851
income

 Net realized gain (loss)         17,534                        35,186

 Change in net unrealized         130,291                       (53,731)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       624,970                       771,306
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (478,042)                     (789,859)
from net investment income

Share transactions Net            3,547,255                     3,790,981
proceeds from sales of shares

 Reinvestment of distributions    455,178                       777,361

 Cost of shares redeemed          (1,444,076)                   (1,815,356)

 NET INCREASE (DECREASE) IN       2,558,357                     2,752,986
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   1,416                         273

  TOTAL INCREASE (DECREASE)       2,706,701                     2,734,706
IN NET ASSETS

NET ASSETS

 Beginning of period              13,112,410                    10,377,704

 End of period (including        $ 15,819,111                  $ 13,112,410
undistributed net investment
income of $3,724 and $4,621,
respectively)

OTHER INFORMATION
Shares

 Sold                             363,998                       393,791

 Issued in reinvestment of        46,689                        80,843
distributions

 Redeemed                         (148,267)                     (188,774)

 Net increase (decrease)          262,420                       285,860


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 1999

                                 (UNAUDITED)                   1998                  1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.620                       $ 9.640               $ 9.400   $ 10.000
period

Income from Investment            .322 D                        .648 D                .690 D    .310
Operations Net investment
income

 Net realized and unrealized      .110                          (.019)                .240      (.600)
gain (loss)

 Total from investment            .432                          .629                  .930      (.290)
operations

Less Distributions

 From net investment income       (.323)                        (.649)                (.690)    (.310)

Redemption fees added to paid     .001                          .000                  .000      .000
in capital

Net asset value, end of period   $ 9.730                       $ 9.620               $ 9.640   $ 9.400

TOTAL RETURN B, C                 4.54%                         6.74%                 10.26%    (2.88)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,819                      $ 13,112              $ 10,378  $ 6,180
(000 omitted)

Ratio of expenses to average      .35% A, E                     .35% E                .35% E    .35% A, E
net assets

Ratio of expenses to average      .35% A                        .35%                  .34% F    .34% A, F
net assets  after expense
reductions

Ratio of net investment           6.57% A                       6.75%                 7.31%     6.93% A
income to average  net assets

Portfolio turnover rate           16% A                         47%                   97%       93% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.

FIDELITY TARGET TIMELINE 2003

INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF
JANUARY 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             43.7                     41.1

Aa                              7.3                      5.8

A                               19.3                     23.5

Baa                             28.0                     28.3

Ba and Below                    1.1                      0.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING ATTHE TIME OF
ACQUISITION BY FIDELITY

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 1999

                                    6 MONTHS AGO

Years                          5.9   6.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 1999

                                       6 MONTHS AGO

Years                             4.6   5.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 *
Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 42.8
Row: 1, Col: 3, Value: 3.8
Row: 1, Col: 4, Value: 1.4
Row: 1, Col: 1, Value: 54.0
Corporate bonds 52.8%
U.S. government
and agency
obligations 42.8%
Foreign government
obligations 3.8%
Short-term
investments 0.6%
* FOREIGN INVESTMENTS 13.5%

AS OF JULY 31, 1998 **
Row: 1, Col: 2, Value: 40.1
Row: 1, Col: 3, Value: 4.3
Row: 1, Col: 4, Value: 1.6
Corporate bonds 54.3%
U.S. government
and agency
obligations 40.1%
Foreign government
obligations 4.3%
Short-term
investments 1.3%
** FOREIGN INVESTMENTS 14.3%

FIDELITY TARGET TIMELINE 2003

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 52.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.2%

DEFENSE ELECTRONICS - 2.2%

Raytheon Co. 6.5% 7/15/05         Baa1      $ 500,000                      $ 521,635

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.9%

Praxair, Inc. 6.15% 4/15/03       A3         200,000                        201,134

CONSTRUCTION & REAL ESTATE -
0.8%

REAL ESTATE INVESTMENT TRUSTS
- 0.8%

EOP Operating LP 6.5% 1/15/04     Baa1       200,000                        199,800

ENERGY - 0.4%

OIL & GAS - 0.4%

Petroleum Geo-Services ASA        Baa3       100,000                        99,197
yankee 6.25% 11/19/03 (b)

FINANCE - 31.3%

BANKS - 18.9%

Bank One Corp. 7.25% 8/15/04      A1         395,000                        427,473

Bayerische Landesbank             Aaa        200,000                        207,672
Gironzentrale yankee 6.375%
10/15/05

Capital One Bank 6.375%           Baa3       250,000                        246,805
2/15/03

First National Bank Boston NA     A2         325,000                        357,227
8% 9/15/04

First Security Corp. 7%           Baa1       375,000                        387,405
7/15/05

First Tennessee National          Baa1       200,000                        211,474
Corp.  6.75% 11/15/05

Korea Development Bank:

yankee 6.5% 11/15/02              Ba2        100,000                        94,800

6.625% 11/21/03                   Ba2        10,000                         9,481

7.375% 9/17/04                    Ba2        150,000                        145,200

Merita Bank Ltd. yankee 6.5%      A3         150,000                        153,284
1/15/06

Signet Bank 7.8% 9/15/06          A1         250,000                        280,928

Society National Bank 7.25%       A1         500,000                        540,130
6/1/05

Sovran Financial Corp. 9.25%      Aa3        125,000                        152,085
6/15/06

St. George Bank Ltd. yankee       Baa1       500,000                        519,785
7.15% 10/15/05 (b)

Swiss Bank Corp. 6.75% 7/15/05    Aa1        500,000                        523,440

Union Planters Corp. 6.75%        Baa2       150,000                        156,860
11/1/05

                                                                            4,414,049

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 9.2%

Abbey National PLC 6.69%          Aa3       $ 300,000                      $ 314,313
10/17/05

Associates Corp. of North         Aa3        400,000                        405,656
America 5.75% 11/1/03

Bank of Montreal 6.1% 9/15/05     A1         125,000                        126,578

Finova Capital Corp. 6.12%        Baa1       300,000                        300,045
5/28/02

Fleet Financial Group, Inc.       A3         375,000                        402,821
7.125% 4/15/06

PNC Funding Corp. 7.75% 6/1/04    A3         220,000                        241,564

Southwestern Bell Capital         A2         100,000                        109,530
Corp. 7.13% 6/1/05

Sprint Capital Corp. 5.7%         Baa1       250,000                        251,020
11/15/03

                                                                            2,151,527

SAVINGS & LOANS - 3.2%

Ahmanson (H.F.) & Co. 7.875%      Baa1       700,000                        757,624
9/1/04

TOTAL FINANCE                                                               7,323,200

MEDIA & LEISURE - 4.0%

BROADCASTING - 0.5%

Time Warner, Inc. 7.75%           Baa3       111,000                        123,173
6/15/05

PUBLISHING - 3.5%

News America Holdings, Inc.       Baa3       710,000                        806,887
8.5% 2/15/05

TOTAL MEDIA & LEISURE                                                       930,060

NONDURABLES - 3.4%

BEVERAGES - 1.1%

Seagram J E & Sons, Inc. 6.4%     Baa3       250,000                        253,250
12/15/03

TOBACCO - 2.3%

Philip Morris Companies, Inc.     A2         500,000                        533,675
7% 7/15/05

TOTAL NONDURABLES                                                           786,925

RETAIL & WHOLESALE - 1.8%

GENERAL MERCHANDISE STORES -
1.8%

Dayton Hudson Corp. 7.5%          A3         375,000                        415,245
7/15/06

TRANSPORTATION - 4.9%

AIR TRANSPORTATION - 0.8%

Delta Air Lines, Inc. 8.5%        Baa3       174,000                        184,584
3/15/02

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

RAILROADS - 4.1%

Canadian National Railway Co.     Baa2      $ 300,000                      $ 317,097
7% 3/15/04

Norfolk Southern Corp. 7.875%     Baa1       400,000                        441,596
2/15/04

Union Pacific Corp. 6.34%         Baa3       200,000                        201,800
11/25/03

                                                                            960,493

TOTAL TRANSPORTATION                                                        1,145,077

UTILITIES - 3.1%

ELECTRIC UTILITY - 1.2%

Philadelphia Electric Co.         Baa1       270,000                        281,999
6.625% 3/1/03

GAS - 1.9%

Columbia Gas System, Inc.         A3         150,000                        158,888
6.8% 11/28/05

InterNorth, Inc. 9.625%           Baa2       245,000                        288,725
3/15/06

                                                                            447,613

TOTAL UTILITIES                                                             729,612

TOTAL NONCONVERTIBLE BONDS                                                  12,351,885
(Cost $11,940,839)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 42.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 6.0%

Federal Farm Credit Bank:

7.26% 5/2/05                      Aaa        500,000                        554,140

7.35% 3/24/05                     Aaa        150,000                        166,712

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa        410,000                        404,104

9.5% 2/25/04                      Aaa        150,000                        178,617

Freddie Mac 8% 1/26/05            Aaa        100,000                        114,234

TOTAL U.S. GOVERNMENT AGENCY                                                1,417,807
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
36.8%

U.S. Treasury Bonds:

10.75% 8/15/05                    Aaa        2,250,000                      2,996,706

11.625% 11/15/04                  Aaa        1,945,000                      2,612,991

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bonds: -
continued

11.875% 11/15/03                  Aaa       $ 1,750,000                    $ 2,280,740

U.S. Treasury Notes 7% 7/15/06    Aaa        635,000                        723,106

TOTAL U.S. TREASURY                                                         8,613,543
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   10,031,350
GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,904,046)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 3.8%



Korean Republic global bond       Ba1        20,000                         20,887
8.75%  4/15/03 (c)

Ontario Province 7%, 8/4/05       Aa3        275,000                        299,604
(c)

Saskatchewan Province yankee      A2         500,000                        558,600
8%  7/15/04 (c)

TOTAL FOREIGN GOVERNMENT AND                                                879,091
GOVERNMENT AGENCY OBLIGATIONS
(Cost $853,786)

CASH EQUIVALENTS - 0.6%

                                             MATURITY AMOUNT

Investments in repurchase                    $ 148,060                       148,000
agreements  (U.S. Government
obligations), in a joint
trading  account at 4.83%,
dated 1/29/99 due 2/1/99
(Cost $148,000)

TOTAL INVESTMENT IN                                                           $ 23,410,326
SECURITIES - 100%
(Cost $22,846,671)


LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $618,982 or 2.6% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows:

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   70.3%  AAA, AA, A   63.1%

Baa          28.0%  BBB          31.0%

Ba           1.1%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    86.5%

Canada                      5.5

Switzerland                 2.2

Australia                   2.2

United Kingdom              1.4

Korea (South)               1.1

Others (individually less     1.1
than 1%)

TOTAL                       100.0%

Purchases and sales of securities, other than short-term securities, aggregated $6,521,015 and $2,736,554, respectively, of which U.S.
government and government agency obligations aggregated $3,333,584 and $1,191,172, respectively (see Note 3 of Notes to Financial
Statements).

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $22,859,552. Net unrealized appreciation aggregated $550,774, of which $588,823 related to appreciated investment securities and $38,049 related to depreciated investment securities.

FIDELITY TARGET TIMELINE 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                        JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 23,410,326
value (including repurchase
agreements of $148,000)
(cost $22,846,671) -  See
accompanying schedule

Cash                                      357

Receivable for investments                214,186
sold

Receivable for fund shares                87,926
sold

Interest receivable                       467,056

Receivable from investment                10,296
adviser for expense
reductions

 TOTAL ASSETS                             24,190,147

LIABILITIES

Distributions payable           $ 4,517

Other payables and accrued       20,933
expenses

 TOTAL LIABILITIES                        25,450

NET ASSETS                               $ 24,164,697

Net Assets consist of:

Paid in capital                          $ 23,575,480

Undistributed net investment              15,333
income

Accumulated undistributed net             10,229
realized gain (loss)  on
investments

Net unrealized appreciation               563,655
(depreciation) on investments

NET ASSETS, for 2,442,367                $ 24,164,697
shares outstanding

NET ASSET VALUE, offering                 $9.89
price and redemption price
per share ($24,164,697
(divided by) 2,442,367
shares)

STATEMENT OF OPERATIONS
                                      SIX MONTHS ENDED JANUARY 31,
1999 (UNAUDITED)

INVESTMENT INCOME                         $ 814,188
Interest

EXPENSES

Management fee                 $ 48,205

Transfer agent fees             19,633

Accounting fees and expenses    30,036

Non-interested trustees'        44
compensation

Custodian fees and expenses     1,482

Registration fees               14,735

Audit                           16,909

Legal                           1,798

Miscellaneous                   56

 Total expenses before          132,898
reductions

 Expense reductions             (93,661)   39,237

NET INVESTMENT INCOME                      774,951

REALIZED AND UNREALIZED GAIN               36,969
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   362,813
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            399,782

NET INCREASE (DECREASE) IN                $ 1,174,733
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

 FMR reimbursement                        $ 93,661

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 774,951                     $ 1,138,446
income

 Net realized gain (loss)         36,969                        170,856

 Change in net unrealized         362,813                       (69,477)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,174,733                     1,239,825
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (788,287)                     (1,138,249)
From net investment income

 From net realized gain           (105,553)                     -

 TOTAL DISTRIBUTIONS              (893,840)                     (1,138,249)

Share transactions Net            6,966,666                     11,946,066
proceeds from sales of shares

 Reinvestment of distributions    860,005                       1,120,445

 Cost of shares redeemed          (3,722,360)                   (6,605,867)

 NET INCREASE (DECREASE) IN       4,104,311                     6,460,644
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   2,285                         3,551

  TOTAL INCREASE (DECREASE)       4,387,489                     6,565,771
IN NET ASSETS

NET ASSETS

 Beginning of period              19,777,208                    13,211,437

 End of period (including        $ 24,164,697                  $ 19,777,208
undistributed net investment
income of $15,333 and
$28,669, respectively)

OTHER INFORMATION
Shares

 Sold                             704,226                       1,226,446

 Issued in reinvestment of        86,949                        115,195
distributions

 Redeemed                         (377,296)                     (678,796)

 Net increase (decrease)          413,879                       662,845


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 1999

                                 (UNAUDITED)                   1998                  1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.750                       $ 9.670               $ 9.240   $ 10.000
period

Income from Investment            .343 D                        .670 D                .634 D    .307
Operations Net investment
income

 Net realized and unrealized      .196                          .078                  .428      (.762)
gain (loss)

 Total from investment            .539                          .748                  1.062     (.455)
operations

Less Distributions

 From net investment income       (.350)                        (.670)                (.634)    (.306)

 From net realized gain           (.050)                        -                     -         -

 Total distributions              (.400)                        (.670)                (.634)    (.306)

Redemption fees added to paid     .001                          .002                  .002      .001
in capital

Net asset value, end of period   $ 9.890                       $ 9.750               $ 9.670   $ 9.240

TOTAL RETURN B, C                 5.60%                         8.00%                 11.94%    (4.53)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 24,165                      $ 19,777              $ 13,211  $ 6,977
(000 omitted)

Ratio of expenses to average      .35% A, E                     .35% E                .35% E    .35% A, E
net assets

Ratio of expenses to average      .35% A                        .35%                  .34% F    .34% A, F
net assets after expense
reductions

Ratio of net investment           6.91% A                       6.92%                 6.76%     6.93% A
income to average  net assets

Portfolio turnover rate           25% A                         67%                   83%       180% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.

NOTES TO FINANCIAL STATEMENTS

For the period ended January 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The target dates for Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 are September 30, 1999, 2001 and 2003, respectively. On those dates, the respective funds will mature. Fidelity Target Timeline 1999 has been closed to new accounts as of the close of business of the New York Stock Exchange on September 25, 1998. Current shareholders of Fidelity Target Timeline 1999 are able to continue to purchase shares in accounts existing after that date. Fidelity Target Timeline 1999 will be liquidated shortly after it's targeted maturity date of September 30, 1999. The funds' Board of Trustees anticipates closing Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 to new accounts approximately one year prior to the target date of each fund and expect to liquidate each fund within one month after the fund's target date. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS

regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Fidelity Target Timeline 2003 also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the funds, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to an annualized rate of .43% of average net assets for each fund.

SUB-ADVISER FEE. FMR, on behalf of each fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For it's services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR.

The fees are paid prior to any voluntary expense limitations which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of the average net assets of each fund.

ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets.
In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under this arrangement are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares of the following funds:

BENEFICIAL INTEREST

 FUND                           % OWNERSHIP
 Fidelity Target Timeline 1999  28.92%
 Fidelity Target Timeline 2001  26.59%
 Fidelity Target Timeline 2003  17.75%

7. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 , the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP (PwC) as the funds' independent auditor and voted to appoint Deloitte & Touche LLP for the current fiscal year. During the two most recent fiscal years, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the funds and PwC on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in connection with its report.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours, please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS


Fidelity Management & Research
(U.K.) Inc. London, England

Fidelity Management & Research
(Far East) Inc. Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Fred L. Henning, Jr., Vice President

Dwight D. Churchill, Vice President

Stanley N. Griffith,

 Assistant Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

Capital & Income Fund

Ginnie Mae Fund

Government Income Fund

High Income Fund

Intermediate Bond Fund

Intermediate Government
 Income Fund

International Bond Fund

Investment Grade Bond Fund

New Markets Income Fund

Short-Intermediate Government Fund

Short-Term Bond Fund

Spartan(registered trademark) Ginnie Mae Fund

Spartan Government Income Fund

Spartan Investment Grade Bond Fund

Spartan Short-Intermediate Government Fund

Spartan Short-Term Bond Fund

Strategic Income Fund

Target Timeline SM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress(registered trademark) (automated graphic)
1-800-544-5555

(automated graphic) AUTOMATED LINE FOR QUICKEST SERVICE

TTI-SANN-0399   72372
1.700749.101

(Fidelity Logo Graphic)(registered trademark) corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com